UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60605
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: December 31, 2008

Item 1.  Schedule of Investments

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	COMMON STOCK	98.9%

	ADVERTISING	0.3%
8,500	inVentiv Health, Inc.*^		$ 98,090
3,300	Marchex, Inc.^		19,239
			117,329
	AEROSPACE & DEFENSE	1.4%
11,820	Allied Defense Group, Inc.*		73,284
7,500	Astronics Corp. Cl. A*		66,750
1,875	Astronics Corp. Cl. B*		16,106
3,400	Cubic Corp.		92,480
6,200	Herley Industries, Inc.*		76,136
40,700	Kratos Defense & Security Solutions, Inc.*		56,980
12,200	LMI Aerospace, Inc.*		138,714
			520,450
	AGRICULTURE	0.2%
4,500	Maui Land & Pineapple Co., Inc.*^		60,435
12,200	MGP Ingredients, Inc.		8,174
			68,609
	AIRLINES	0.1%
12,300	Pinnacle Airlines Corp.*		20,910

	APPAREL	2.6%
15,400	G-III Apparel Group Ltd.*		98,406
77,400	Hartmarx Corp.*		23,994
176,500	Joe's Jeans, Inc.*		61,775
6,000	Lacrosse Footwear, Inc.		74,880
3,400	Maidenform Brands, Inc.*		34,510
9,500	Oxford Industries, Inc.		83,315
9,750	Perry Ellis International, Inc.*^		61,815
40,200	Rocky Brands, Inc.*		158,790
6,900	Steven Madden Ltd.*		147,108
10,400	True Religion Apparel, Inc.*^		129,376
41,200	Unifi, Inc.*		116,184
			990,153
	AUTO PARTS & EQUIPMENT	1.4%
9,100	ATC Technology Corp.*		133,133
40,000	SORL Auto Parts, Inc.*		64,000
43,275	Spartan Motors, Inc.^		204,691
2,700	Strattec Security Corp.		44,415
6,900	Superior Industries International, Inc.^		72,588
			518,827
	BANKS	11.7%
28,700	Banco Latinoamericano de Exportaciones, S.A. †		412,132
3,600	Bank of the Ozarks, Inc.^		106,704
18,600	Bridge Capital Holdings, Inc. *^		70,680
4,500	Capital Bank Corp.		27,630
9,100	Capitol Bancorp Ltd.^		70,980

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	BANKS (continued)
40,600	Center Financial Corp.		$ 250,502
5,000	Columbia Banking System, Inc.		59,650
42,125	EuroBancshares, Inc. *†^		67,821
3,200	First of Long Island Corp.		76,000
17,300	First Regional Bancorp*^		56,052
18,100	FNB United Corp.		56,834
5,500	Harleysville National Corp.		79,420
8,100	Horizon Bancorp		101,250
27,900	Intervest Bancshares Corp.		111,321
5,058	Macatawa Bank Corp.		17,551
7,590	Mercantile Bank Corp.		32,637
7,800	Nara Bancorp, Inc.		76,674
6,000	New Century Bancorp, Inc.*		30,600
15,300	North Valley Bancorp		57,222
7,151	Northrim BanCorp, Inc.		73,369
6,000	Old Second Bancorp, Inc.^		69,600
19,100	Oriental Financial Group, Inc. †		115,555
17,633	Peoples Bancorp of North Carolina, Inc.		161,871
1,800	Peoples Financial Corp.		32,040
12,317	Porter Bancorp, Inc.		189,066
45,100	Preferred Bank, Inc.^		270,600
8,400	Santander BanCorp †^		104,916
12,273	Security Bank Corp.^		13,132
14,156	Sierra Bancorp^		297,276
41,600	South Financial Group, Inc.^		179,712
17,600	Southwest Bancorp, Inc.		228,096
32,278	Taylor Capital Group, Inc.^		188,826
69,600	UCBH Holdings, Inc.		478,849
32,672	Virginia Commerce Bancorp*^		168,914
5,900	Wilshire Bancorp, Inc.		53,572
4,100	Yadkin Valley Financial Corp. ^		58,425
			4,445,479
	BIOTECHNOLOGY	5.1%
46,700	Arena Pharmaceuticals, Inc.*^		194,739
47,900	Ariad Pharmaceuticals, Inc.*		40,715
83,600	Arqule, Inc.*^		352,792
11,500	ARYx Therapeutics, Inc.*^		34,500
2,800	Celldex Therapeutics, Inc.*		22,176
46,500	Cytokinetics, Inc.*		132,525
76,000	CytRx Corp.*^		23,560
53,200	Discovery Laboratories, Inc.*		59,584
250,200	Entremed, Inc.*^		40,032
26,000	Enzon Pharmaceuticals, Inc.*^		151,580
80,500	GenVec, Inc.*^		34,615
19,000	Maxygen, Inc.*		169,480
12,200	Nanosphere, Inc.*		58,072
6,688	Sangamo Biosciences, Inc.*^		23,274

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	BIOTECHNOLOGY (continued)
11,100	Seattle Genetics, Inc.*		$ 99,234
5,100	Sequenom, Inc.*^		101,184
144,000	SuperGen, Inc.*^		275,040
45,500	Vical, Inc.*		64,155
39,200	XOMA Ltd. *†^		24,304
			1,901,561
	BUILDING MATERIALS	1.1%
5,200	AAON, Inc.		108,576
7,400	Apogee Enterprises, Inc.		76,664
14,200	Comfort Systems USA, Inc. ^		151,372
3,600	NCI Building Systems, Inc.*^		58,680
7,800	US Concrete, Inc.*		26,208
			421,500
	CHEMICALS	1.3%
6,200	American Pacific Corp.*		49,910
2,200	Balchem Corp.		54,802
5,800	Innophos Holdings, Inc.		114,898
11,900	Innospec, Inc.		70,091
7,100	KMG Chemicals, Inc.		35,287
3,700	Penford Corp.		37,444
4,700	Quaker Chemical Corp.		77,315
800	Stepan Co.		37,592
			477,339
	COAL	0.2%
2,770	James River Coal Co.*^		42,464
15,000	National Coal Corp.*		19,050
			61,514
	COMMERCIAL SERVICES	4.1%
8,800	Barrett Business Services, Inc.		95,920
11,700	Diamond Management & Technology Consultants, Inc.		49,257
7,500	Dollar Financial Corp.*^		77,250
3,000	Electro Rent Corp.		33,480
3,400	First Advantage Corp. *^		48,110
14,200	H&E Equipment Services, Inc.*^		109,482
13,500	Hackett Group, Inc.*		39,420
1,300	Heidrick & Struggles International, Inc.		28,002
6,600	ICF International, Inc.*^		162,162
18,500	Kenexa Corp.*		147,630
20,300	Kforce, Inc.*^		155,904
26,100	Medifast, Inc.*		144,333
53,000	Muni Funding Co. of America, LLC, 144A#		79,500
34,100	On Assignment, Inc.*		193,347
4,000	PRG-Schultz International, Inc.*		16,320
66,000	Source Interlink Cos., Inc.*^		8,778
4,000	Steiner Leisure Ltd. *†		118,080

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	COMMERCIAL SERVICES (continued)
3,500	TNS, Inc.*		$ 32,865
			1,539,840
	COMPUTERS	3.3%
31,000	BluePhoenix Solutions Ltd. *†		57,660
14,400	Ciber, Inc.*		69,264
41,800	Cogo Group, Inc.*		203,148
17,800	Cray, Inc.*		37,024
36,000	Dot Hill Systems Corp.*		29,160
8,500	EasyLink Services International Corp.*		11,390
15,300	iGate Corp.*		99,603
5,000	Integral Systems, Inc.*		60,250
27,800	Magma Design Automation, Inc.*		28,356
1	Mastech Holdings, Inc.*		2
7,200	Mercury Computer Systems, Inc.*		45,432
3,400	NCI, Inc.*		102,442
12,900	Ness Technologies, Inc.*		55,212
17,600	Netscout Systems, Inc.*		151,712
36,500	NetSol Technologies, Inc.*		23,349
6,200	Radiant Systems, Inc.*		20,894
19,900	Silicon Storage Technology, Inc.*		45,571
8,100	STEC, Inc.*^		34,506
7,800	Super Micro Computer, Inc.*		49,374
18,400	TechTeam Global, Inc.*		107,640
			1,231,989
	COSMETICS/PERSONAL CARE	0.6%
4,500	Elizabeth Arden, Inc.*		56,745
12,000	Inter Parfums, Inc.^		92,160
9,488	Parlux Fragrances, Inc.*		27,705
13,900	Physicians Formula Holdings, Inc.*		38,781
			215,391
	DISTRIBUTION/WHOLESALE	0.4%
12,500	Houston Wire & Cable Co.		116,375
67,900	Navarre Corp.*		27,160
			143,535
	DIVERSIFIED FINANCIAL SERVICES	1.9%
13,800	Asta Funding, Inc.^		37,536
9,500	BGC Partners, Inc.		26,220
7,800	Calamos Asset Management, Inc.		57,720
89,500	Consumer Portfolio Services, Inc.*^		35,353
6,900	Firstcity Financial Corp.*		13,662
21,700	JMP Group, Inc.		120,435
10,500	LaBranche & Co., Inc.*		50,295
12,700	Marlin Business Services Corp.*		33,655
27,700	Nicholas Financial, Inc. *†		65,095
7,500	Penson Worldwide, Inc.*^		57,150
12,200	Sanders Morris Harris Group, Inc.		73,078
3,500	Thomas Weisel Partners Group, Inc.*		16,520

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (continued)
12,800	TradeStation Group, Inc.*		$ 82,560
19,000	United PanAm Financial Corp.*		30,400
			699,679
	ELECTRICAL COMPONENTS & EQUIPMENT	1.0%
14,400	C&D Technologies, Inc.*^		45,072
6,000	Graham Corp.^		64,920
6,500	Harbin Electric, Inc.*^		51,935
11,900	Insteel Industries, Inc.		134,351
6,100	Ultralife Corp.*		81,801
			378,079
	ELECTRONICS	2.0%
5,700	Electro Scientific Industries, Inc.*		38,703
4,700	Ituran Location and Control Ltd. †		34,357
24,600	LeCroy Corp. *^		75,030
12,400	LoJack Corp.*		51,088
12,300	Measurement Specialties, Inc.*		85,485
4,500	NVE Corp.*^		117,585
18,200	Orbotech Ltd. *†		73,164
3,500	OSI Systems, Inc.*		48,475
4,200	OYO Geospace Corp.*		73,374
3,100	Park Electrochemical Corp.		58,776
11,400	Spectrum Control, Inc.*		69,996
70,700	Sypris Solutions, Inc.		43,834
			769,867
	ENERGY - ALTERNATE SOURCES	0.3%
3,900	Ocean Power Technologies, Inc.*		26,091
77,600	Plug Power, Inc.*		79,152
			105,243
	ENGINEERING & CONSTRUCTION	0.1%
10,500	ENGlobal Corp.*		34,125

	ENTERTAINMENT	0.8%
15,100	Carmike Cinemas, Inc.		55,115
5,800	Rick's Cabaret International, Inc.*		23,142
38,600	Shuffle Master, Inc.*		191,456
19,300	VCG Holding Corp. *^		28,950
			298,663
	ENVIRONMENTAL CONTROL	0.8%
27,200	Ceco Environmental Corp.*^		65,824
66,400	Rentech, Inc. *^		45,152
10,200	TRC Cos., Inc.*		19,788
26,300	Waste Services, Inc.*		173,054
			303,818
	FOOD	1.9%
20,600	B&G Foods, Inc.		111,240
12,100	Chiquita Brands International, Inc.*^		178,838

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	FOOD (continued)
2,200	Nash Finch Co.		$ 98,758
27,800	Smart Balance, Inc. *^		189,040
5,500	Spartan Stores, Inc.^		127,875
5,500	Tasty Baking Co.		18,645
			724,396
	FOREST PRODUCTS & PAPER	0.5%
8,600	KapStone Paper and Packaging Corp.*^		20,468
3,600	Schweitzer-Mauduit International, Inc.		72,072
6,900	Wausau Paper Corp.		78,936
			171,476
	GAS	0.3%
1,200	Chesapeake Utilities Corp.		37,776
2,800	Delta Natural Gas Co., Inc.		67,900
			105,676
	HEALTHCARE - PRODUCTS	4.8%
25,450	BioSphere Medical, Inc.*		49,119
15,600	Caliper Life Sciences, Inc.*		15,132
19,400	Cantel Medical Corp.*		284,597
18,023	Cardiac Science Corp.*		135,173
16,800	Cynosure, Inc.*		153,384
2,900	Exactech, Inc.*		48,836
12,900	Home Diagnostics, Inc.*		64,113
1,400	Luminex Corp.*		29,904
3,950	Medical Action Industries, Inc.*		39,500
13,300	Micrus Endovascular Corp.*^		154,413
10,600	Natus Medical, Inc. *^		137,270
39,800	Orthovita, Inc. *^		134,922
15,000	Palomar Medical Technologies, Inc.*		172,950
4,500	Somanetics Corp.*		74,295
6,000	SonoSite, Inc.*		114,480
13,000	Spectranetics Corp.*		33,930
14,200	Syneron Medical Ltd. *†		118,428
33,400	Thermage, Inc.*		45,758
			1,806,204
	HEALTHCARE - SERVICES	4.3%
1,100	Air Methods Corp.*		17,589
67,375	Allied Healthcare International, Inc.*		73,439
4,200	Almost Family, Inc. *^		188,916
8,600	American Dental Partners, Inc.*		59,684
6,600	Gentiva Health Services, Inc.*		193,116
9,200	Healthways, Inc.*		105,616
9,600	LHC Group, Inc.*		345,600
20,000	NovaMed, Inc.*^		69,200
23,900	Odyssey HealthCare, Inc.*		221,075
10,600	RehabCare Group, Inc.*		160,696

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	HEALTHCARE - SERVICES (continued)
11,400	Res-Care, Inc. *^		$ 171,228
			1,606,159
	HOME BUILDERS	0.2%
27,200	Cavalier Homes, Inc.*		28,288
23,000	Orleans Homebuilders, Inc.^		27,140
21,500	Standard Pacific Corp.*^		38,270
			93,698
	HOME FURNISHINGS	0.3%
20,300	La-Z-Boy, Inc.		44,051
10,000	Stanley Furniture Co., Inc.		79,200
			123,251
	HOUSEHOLD PRODUCTS/WARES	0.4%
9,000	Prestige Brands Holdings, Inc.*		94,950
2,400	WD-40 Co.		67,896
			162,846
	HOUSEWARES	0.1%
11,900	Lifetime Brands, Inc.^		42,126

	INSURANCE	6.0%
25,300	American Equity Investment Life Holding Co.^		177,100
6,500	American Physicians Service Group, Inc.		139,815
2,400	Amerisafe, Inc.*		49,272
28,590	Castlepoint Holdings Ltd. †		387,680
26,900	CRM Holdings Ltd. *†		45,730
2,700	First Mercury Financial Corp.*		38,502
9,300	Hallmark Financial Services, Inc.*		81,561
1,000	Life Partners Holdings, Inc.		43,640
105,700	Maiden Holdings Ltd. †^		330,841
47,950	Meadowbrook Insurance Group, Inc.		308,798
15,600	PMA Capital Corp.*		110,448
26,200	SeaBright Insurance Holdings, Inc.*^		307,588
54,400	Specialty Underwriters' Alliance, Inc.*		143,072
3,700	Tower Group, Inc. ^		104,377
			2,268,424
	INTERNET	3.5%
9,900	1-800-FLOWERS.COM, Inc.*		37,818
45,300	Art Technology Group, Inc.*		87,429
12,300	Dice Holdings, Inc.*^		50,184
19,200	Globalscape, Inc.*		16,128
6,600	GSI Commerce, Inc. *^		69,432
70,600	Health Grades, Inc.*		145,436
60,800	HealthStream, Inc.*		141,664
73,500	I-many, Inc.*		16,170
35,100	Internap Network Services Corp.*^		87,750
55,300	Ipass, Inc. *^		67,466
141,640	Kowabunga!, Inc.*		8,498
17,900	Looksmart, Inc.*		29,177

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	INTERNET (continued)
21,800	NaviSite, Inc.*		$ 8,720
5,800	PC-Tel, Inc.		38,106
26,600	Perficient, Inc.*^		127,148
32,400	Saba Software, Inc.*		50,220
9,900	Stamps.com, Inc.*		97,317
15,410	TeleCommunication Systems, Inc.*^		132,372
10,000	TheStreet.com, Inc.		29,000
5,700	Vasco Data Security International, Inc.*		58,881
			1,298,916
	INVESTMENT MANAGEMENT COMPANIES	0.5%
21,468	Patriot Capital Funding, Inc.		78,144
6,100	Prospect Capital Corp.		73,017
8,699	TICC Capital Corp.		33,056
			184,217
	IRON/STEEL	0.2%
15,100	Material Sciences Corp.*		23,405
2,800	Universal Stainless & Alloy, Inc.*		40,572
			63,977
	LEISURE TIME	0.3%
36,000	GameTech International, Inc.*		52,200
20,100	Multimedia Games, Inc.*		47,838
			100,038
	LODGING	0.2%
38,100	Century Casinos, Inc.*		39,243
44,100	Interstate Hotels & Resorts, Inc.*		30,429
			69,672
	MACHINERY - DIVERSIFIED	2.2%
10,700	Alamo Group, Inc.		159,965
3,700	Cascade Corp.^		110,482
7,100	Columbus McKinnon Corp.*		96,915
15,600	Flow International Corp.*		37,752
8,400	Hurco Cos., Inc.*^		100,800
9,700	Intevac, Inc. *^		49,179
3,700	Key Technology, Inc.*		69,893
14,153	Tecumseh Products Co.*		135,161
8,200	Twin Disc, Inc.		56,498
			816,645
	MEDIA	0.2%
10,600	Media General, Inc.		18,550
37,500	New Frontier Media, Inc.		63,750
			82,300
	METAL FABRICATE/HARDWARE	0.7%
4,400	Dynamic Materials Corp.^		84,964
8,300	NN, Inc.*		19,007
3,700	Northwest Pipe Co.*		157,657
			261,628

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	MINING	0.2%
5,300	Century Aluminum Co. *^		$ 53,000
17,700	North American Palladium Ltd. *†^		32,391
			85,391
	MISCELLANEOUS MANUFACTURING	1.3%
4,900	AZZ, Inc.*		122,990
27,500	Deswell Industries, Inc. †		36,575
3,300	FreightCar America, Inc.		60,291
2,800	GenTek, Inc.*		42,140
21,100	GP Strategies Corp.*		94,950
12,900	Lydall, Inc.*		74,175
2,200	Park-Ohio Holdings Corp.*		13,574
7,600	Synalloy Corp.		36,480
			481,175
	OIL & GAS	1.3%
8,450	BMB Munai, Inc.*^		11,746
3,800	Carrizo Oil & Gas, Inc. *^		61,180
9,100	Double Eagle Petroleum Co.*^		63,882
122,300	Endeavour International Corp.*		61,150
13,500	Energy Partners Ltd.*		18,225
1,500	GMX Resources, Inc.*^		37,980
12,400	Gulfport Energy Corp.*		48,980
2,900	Panhandle Oil and Gas, Inc.		52,200
8,100	Petroquest Energy, Inc.*		54,756
35,400	RAM Energy Resources, Inc.*^		31,152
7,900	Rex Energy Corp.*		23,226
13,000	TXCO Resources, Inc.*^		19,370
			483,847
	OIL & GAS SERVICES	1.0%
2,300	Dawson Geophysical Co.*		40,963
20,300	Flotek Industries, Inc.*		51,156
4,800	Geokinetics, Inc.*		11,856
2,100	Gulf Island Fabrication, Inc.		30,261
7,100	Matrix Service Co.*^		54,457
13,820	Mitcham Industries, Inc.*		54,865
6,100	Natural Gas Services Group, Inc.*		61,793
3,600	T-3 Energy Services, Inc.*		33,984
5,600	Trico Marine Services, Inc.*^		25,032
			364,367
	PACKAGING & CONTAINERS	0.1%
7,100	UFP Technologies, Inc.*		37,559

	PHARMACEUTICALS	6.8%
43,800	Adolor Corp.*		72,708
71,200	Akorn, Inc.*^		163,760
12,100	Allos Therapeutics, Inc.*		74,052
30,450	Animal Health International, Inc. *^		64,859
24,400	Array Biopharma, Inc.*^		98,820

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	PHARMACEUTICALS (continued)
48,000	Avalon Pharmaceuticals, Inc.*		$ 13,968
27,600	Cardiome Pharma Corp. *†		125,580
7,000	CV Therapeutics, Inc.*		64,470
18,700	Dusa Pharmaceuticals, Inc.*		19,635
18,700	Dyax Corp.*		68,068
8,800	I-Flow Corp.*^		42,240
55,000	Indevus Pharmaceuticals, Inc.*		172,700
3,700	Infinity Pharmaceuticals, Inc.*		29,563
10,300	Inspire Pharmaceuticals, Inc.*		37,080
17,400	ISTA Pharmaceuticals, Inc.*		12,528
52,700	Javelin Pharmaceuticals, Inc.*		65,875
9,800	MannKind Corp. *^		33,614
9,200	Matrixx Initiatives, Inc.*^		151,708
3,700	Neogen Corp.*		92,426
7,400	Noven Pharmaceuticals, Inc.*		81,400
5,600	Obagi Medical Products, Inc.*		41,776
36,000	Oculus Innovative Sciences, Inc.*^		51,120
8,000	Omega Protein Corp.*		32,080
11,700	Osiris Therapeutics, Inc.*^		224,172
9,400	Pain Therapeutics, Inc.*^		55,648
66,000	Penwest Pharmaceuticals Co.*		103,620
19,230	Progenics Pharmaceuticals, Inc.*^		198,261
4,400	Salix Pharmaceuticals Ltd.*		38,852
21,600	Savient Pharmaceuticals, Inc.*		125,064
3,500	Synta Pharmaceuticals Corp.*^		21,420
14,400	Targacept, Inc.*		51,264
4,700	Taro Pharmaceuticals Industries Ltd. *†^		36,190
22,800	Vanda Pharmaceuticals, Inc.*^		11,628
17,500	Vivus, Inc.*		93,100
			2,569,249
	REAL ESTATE INVESTMENT TRUST	1.5%
42,600	Anworth Mortgage Asset Corp.		273,918
8,500	Arbor Realty Trust, Inc.^		25,075
26,000	CapLease, Inc.^		44,980
16,400	Capstead Mortgage Corp.		176,628
6,800	Resource Capital Corp.^		26,044
			546,645
	REAL ESTATE MANAGEMENT	0.4%
78,200	Meruelo Maddux Properties, Inc.*		96,968
25,700	Thomas Properties Group, Inc.		66,563
			163,531
	RETAIL	3.2%
10,400	America's Car-Mart, Inc.*^		143,624
3,100	Buffalo Wild Wings, Inc.*		79,515
31,100	Build-A-Bear Workshop, Inc.*		151,146
6,500	CKE Restaurants, Inc.		56,420
13,500	Conn's, Inc.*^		114,480

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	RETAIL (continued)
9,900	Ezcorp, Inc.*		$ 150,579
15,300	HOT Topic, Inc.*		141,831
5,400	PC Connection, Inc.*		27,648
7,500	PetMed Express, Inc.*^		132,225
40,500	Ruth's Hospitality Group, Inc.*^		55,890
24,800	Trans World Entertainment*		32,488
40,600	Wet Seal, Inc.*		120,582
			1,206,428
	SAVINGS & LOANS	2.5%
10,700	BankAtlantic Bancorp, Inc.^		62,060
116,532	BFC Financial Corp.*		29,133
24,000	First Place Financial Corp.		91,920
1,100	Flushing Financial Corp.		13,156
9,700	Indiana Community Bancorp		116,400
6,800	NASB Financial, Inc.		183,600
18,000	Pulaski Financial Corp.		120,420
8,100	Timberland Bancorp, Inc.		60,345
27,300	United Western Bancorp, Inc.		255,528
			932,562
	SEMICONDUCTORS	3.6%
28,200	Advanced Analogic Technologies, Inc.*^		85,164
37,000	Aetrium, Inc.*		72,150
65,400	Anadigics, Inc. *^		96,792
21,400	Cirrus Logic, Inc.*		57,352
16,800	Exar Corp.*		112,056
24,900	GSI Group, Inc.*		14,248
14,700	GSI Technology, Inc.*		40,278
36,000	Hifn, Inc.*		84,960
23,200	Ikanos Communications, Inc.*		29,232
23,281	Integrated Silicon Solution, Inc.*		37,948
25,200	LTX-Credence Corp.*		6,804
18,634	Mattson Technology, Inc.*		26,274
32,400	Microtune, Inc.*		66,096
3,200	Monolithic Power Systems, Inc. *^		40,352
35,600	O2Micro International Ltd. *†		69,776
13,600	Pericom Semiconductor Corp.*		74,528
12,800	PLX Technology, Inc.*		22,016
13,600	Sigma Designs, Inc.*^		129,200
16,500	Silicon Motion Technology Corp. *†^		37,785
21,900	SiRF Technology Holdings, Inc.*^		28,032
11,400	Techwell, Inc.*^		74,100
10,900	Virage Logic Corp.*		32,591
11,600	Volterra Semiconductor Corp.*		82,940
7,100	Zoran Corp. *^		48,493
			1,369,167
	SOFTWARE	3.9%
24,200	Actuate Corp.*		71,632

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	SOFTWARE (continued)
5,000	American Reprographics Co.*		$ 34,500
15,250	Bottomline Technologies, Inc.*		108,275
12,300	Corel Corp. *†		33,579
3,800	CSG Systems International, Inc. *^		66,386
37,600	Descartes Systems Group, Inc. *†		112,424
12,200	Digi International, Inc.*		98,942
5,300	Double-Take Software, Inc.*		47,541
24,100	Emageon, Inc. *^		44,585
6,300	Fundtech Ltd. *†		43,722
3,900	Interactive Intelligence, Inc.*		24,999
21,600	Logility, Inc.*		98,712
5,600	Opnet Technologies, Inc.*		55,216
18,500	PDF Solutions, Inc.*		26,640
30,500	Peerless Systems Corp.*		55,205
11,800	Pervasive Software, Inc.*		49,914
4,800	Radware Ltd. *†		26,040
14,800	RightNow Technologies, Inc.*^		114,404
1,800	Schawk, Inc.^		20,628
8,800	Seachange International, Inc.*		63,448
20,300	Smith Micro Software, Inc.*		112,868
46,200	Trident Microsystems, Inc.*		87,318
12,300	Ulticom, Inc.*		62,730
			1,459,708
	TELECOMMUNICATIONS	3.6%
34,000	8x8, Inc. *^		16,150
25,000	Adaptec, Inc.*		82,500
11,600	Anaren, Inc.*		138,620
7,800	Applied Signal Technology, Inc.		139,932
1,700	Atlantic Tele-Network, Inc.		45,135
13,900	BigBand Networks, Inc.*		76,728
73,400	Bookham, Inc.*^		33,030
31,500	Exfo Electro Optical Engineering, Inc. *†		94,500
24,500	Extreme Networks*		57,330
109,400	Finisar Corp.*^		41,572
2,000	GeoEye, Inc.*		38,460
11,800	Globecomm Systems, Inc.*		64,782
16,100	Harmonic, Inc.*		90,321
6,200	iPCS, Inc.*		42,532
36,000	Network Equipment Technologies, Inc.*		103,680
9,300	Oplink Communications, Inc.*		79,980
22,900	Opnext, Inc.*^		40,075
6,700	Performance Technologies, Inc.*		22,378
6,600	Sierra Wireless, Inc. *†^		38,478
9,927	Symmetricom, Inc.*		39,212
17,600	Tollgrade Communications, Inc.*		84,128
			1,369,523

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares			Value
	TOYS/GAMES/HOBBIES	0.4%
6,500	Jakks Pacific, Inc.*		$ 134,095
2,900	RC2 Corp.*		30,943
			165,038
	TRANSPORTATION	1.4%
6,900	Dynamex, Inc.*		101,775
37,400	Express-1 Expedited Solutions, Inc.*		43,010
11,100	Frozen Food Express Industries		63,048
5,300	Horizon Lines, Inc. ^		18,497
10,290	OceanFreight, Inc. †^		30,561
7,400	PAM Transportation Services, Inc.*		51,800
19,626	Paragon Shipping, Inc. †		93,224
31,374	Star Bulk Carriers Corp. †^		80,631
8,900	Vitran Corp., Inc.*†		55,180
			537,726
	TRUCKING & LEASING	0.1%
5,450	Greenbrier Cos., Inc.		37,442

	WATER	0.3%
2,200	American States Water Co.		72,556
1,700	Artesian Resources Corp.		26,894
2,400	Consolidated Water Co., Inc. †		30,000
			129,450

	TOTAL COMMON STOCK (Cost $74,598,648)		37,184,357

	EXCHANGE-TRADED FUND	1.2%
9,160	iShares Russell 2000 Index Fund		451,313

	TOTAL EXCHANGE-TRADED FUNDS (Cost $430,189)		451,313

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING	19.0%
7,151,666	Credit Suisse On Shore Enhanced Liquidity Fund+		7,151,666

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $7,151,666)
			7,151,666
	TOTAL INVESTMENTS (Cost $82,180,503)	119.1%	44,787,336

	Liabilities less Other Assets	(19.1)%	(7,186,044)

	NET ASSETS	100.0%	$ 37,601,292

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

* Non-income producing security.
† Foreign security denominated in U.S. dollars.
# Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.
^ All or portion of shares are on loan.
+ At December 31, 2008, the interest rate was 1.962%.

Percentages are stated as a percent of net assets.

See notes to Schedules of Investments

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

Shares, Principal
Amount, or
Number of
Contracts			Value
	ASSET-BACKED SECURITIES	2.77%
862,345	321 Henderson Receivables, LLC 144A
	Variable Rate, 9/15/41		$ 818,598
138,862	Arran Residential Mortgages Funding, PLC 144A
	Variable Rate, 9/20/36		137,016
69,369,011	Bear Stearns Commercial Mortgage Securities, Inc. 144A
	Variable Rate, 10/12/41		474,276
13,940,000	Citibank Credit Card Issuance Trust
	Variable Rate, 7/25/11		13,565,934
1,387,006	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		748,087
739,830	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		650,321
122,986	Countrywide Asset-Backed Certificates
	Variable Rate, 4/25/34		38,676
1,000,000	GE Dealer Floorplan Master Note Trust
	Variable Rate, 7/20/11		954,721
21,882,627	GS Mortgage Securities Corp. 144A
	Variable Rate, 11/10/39		498,771
985,404	Impac CMB Trust
	Variable Rate, 11/25/34		499,528
1,032,100	J.P. Morgan Alternative Loan Trust
	Variable Rate, 3/25/37		609,744
244,534	Merrill Lynch Mortgage Investors, Inc.
	Variable Rate, 8/25/35		147,884
2,100,000	National Collegiate Student Loan Trust
	6.35%, 2/27/12		267,267
262,206	Park Place Securities, Inc.
	Variable Rate, 2/25/35		245,137

	TOTAL ASSET-BACKED SECURITIES
	(Cost $22,639,964)		19,655,960

	CORPORATE BONDS	31.08%
18,000,000	Altria Group, Inc.
	9.70%, 11/10/18		19,486,224
3,750,000	Altria Group, Inc.
	9.95%, 11/10/38		4,093,399
15,000,000	American Express Credit Corp.
	Variable Rate, 5/27/10		13,861,395
5,000,000	ArcelorMittal
	5.38%, 6/1/13		3,774,185
13,000,000	Best Buy Co., Inc. 144A
	6.75%, 7/15/13		12,147,902
14,000,000	Caterpillar, Inc.
	7.90%, 12/15/18		16,144,632
5,000,000	COX Communications, Inc. 144A
	6.25%, 6/1/18		4,445,540

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

Shares, Principal
Amount, or
Number of
Contracts		Value
8,000,000	Dell, Inc.
	5.65%, 4/15/18	$ 7,172,936
400,000	Expedia, Inc.
	7.46%, 8/15/18	280,000
2,500,000	Fifth Third Bancorp
	6.25%, 5/1/13	2,320,895
6,725,000	General Electric Capital Corp.
	5.63%, 5/1/18	6,785,935
3,000,000	GlaxoSmithKline Capital, Inc.
	5.65%, 5/15/18	3,156,720
15,000,000	Goldman Sachs Group, Inc.
	5.70%, 9/1/12	14,314,590
12,000,000	Home Depot Inc.
	5.25%, 12/16/13	11,217,480
9,400,000	JPMorgan Chase & Co.
	6.13%, 6/27/17	9,265,824
1,700,000	Macys Retail Holdings, Inc.
	5.35%, 3/15/12	1,263,574
29,000,000	Morgan Stanley
	Variable Rate, 5/14/10	27,003,670
500,000	National City Corp.
	4.90%, 1/15/15	417,157
4,250,000	Oneok, Inc.
	6.00%, 6/15/35	2,920,230
12,000,000	Philip Morris International, Inc.
	6.88%, 3/17/14	12,624,384
1,800,000	PNC Financial Services Group, Inc.
	8.25%, 5/29/49	1,451,669
2,000,000	Simon Property Group LP
	5.30%, 5/30/13	1,496,556
3,055,000	Starwood Hotels & Resorts Worldwide, Inc.
	7.88%, 5/1/12	2,277,515
3,375,000	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, 2/15/13	2,330,684
1,000,000	Veolia Environnement
	5.25%, 6/3/13	928,268
2,700,000	Verizon Communications, Inc.
	8.95%, 3/1/39	3,498,336
5,000,000	Verizon New England, Inc.
	6.50%, 9/15/11	4,966,400
10,000,000	Wal-Mart Stores, Inc.
	4.25%, 4/15/13	10,292,790
5,000,000	Weatherford International Ltd.
	5.15%, 3/15/13	4,406,865
16,350,000	Wells Fargo Capital XV
	Variable Rate, 12/31/49	16,528,902

	TOTAL CORPORATE BONDS
	(Cost $219,919,508)	220,874,657

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE CORPORATE BONDS	40.32%
17,200,000	Amgen, Inc.
	0.13%, 2/1/11		$ 16,533,500
3,400,000	AMR Corp.
	4.50%, 2/15/24		3,298,000
11,200,000	Best Buy Co., Inc.
	Variable Rate, 1/15/22		9,996,000
250,000	Chemed Corp.
	1.88%, 5/15/14		172,188
10,350,000	Conseco, Inc.
	3.50%, 9/30/35		4,993,875
500,000	Dendreon Corp. 144A
	4.75%, 6/15/14		274,375
1,000,000	Hercules Offshore, Inc. 144A
	3.38%, 6/1/38		457,500
1,000,000	Hologic, Inc.
	2.00%, 12/15/37		581,250
12,850,000	Informatica Corp.
	3.00%, 3/15/26		11,838,063
9,000,000	iStar Financial, Inc.
	Variable Rate, 10/1/12		2,632,500
4,542,000	Lexington Master LP 144A
	5.45%, 1/15/27		2,861,460
21,847,000	Life Technologies Corp.
	3.25%, 6/15/25		18,569,950
400,000	Medarex, Inc.
	2.25%, 5/15/11		270,500
27,300,000	Merrill Lynch & Co., Inc.
	0.00%, 3/13/32		29,620,499
11,900,000	Nabors Industries, Inc.
	0 .94%, 5/15/11		9,802,625
10,400,000	National City Corp.
	4.00%, 2/1/11		9,269,000
500,000	National Retail Properties, Inc.
	3.95%, 9/15/26		390,000
20,015,000	NII Holdings, Inc.
	3.13%, 6/15/12		12,134,094
14,700,000	Omnicom Group, Inc.
	0.00%, 7/31/32		14,093,625
19,100,000	ON Semiconductor Corp.
	2.63%, 12/15/26		10,361,750
6,800,000	PrivateBancorp, Inc.
	3.63%, 3/15/27		6,553,500
9,000,000	Prudential Financial, Inc. 144A
	0.37%, 12/15/37		8,518,500
25,000,000	Prudential Financial, Inc.
	Variable Rate, 12/15/37		23,662,499

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

Shares, Principal
Amount, or
Number of
Contracts			Value
15,000,000	RadioShack Corp. 144A
	2.50%, 8/1/13		$ 12,468,750
8,570,000	SanDisk Corp.
	1.00%, 5/15/13		3,428,000
11,000,000	Sepracor, Inc.
	0.00%, 10/15/24		10,161,250
11,850,000	Sunpower Corp.
	0.75%, 8/1/27		9,154,125
15,600,000	Suntech Power Holdings Co. Ltd.
	0.25%, 2/15/12		10,764,000
19,650,000	Transocean Ltd.
	1.63%, 12/15/37		17,120,063
1,100,000	tw telecom, Inc.
	2.38%, 4/1/26		698,500
4,600,000	Tyson Foods, Inc.
	3.25%, 10/15/13		3,708,750
6,000,000	UDR, Inc.
	3.63%, 9/15/11		4,462,500
20,000,000	Vornado Realty Trust
	3.63%, 11/15/26		15,850,000
2,000,000	WESCO. International, Inc.
	2.63%, 10/15/25		1,562,500
1,200,000	YRC Worldwide, Inc.
	5.00%, 8/8/23		360,000

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $290,975,973)		286,623,691

	U.S. GOVERNMENT AND AGENCY SECURITIES	9.58%
	Federal Home Loan Mortgage Corp.	1.46%
264,781	Pool #1B1364, Variable Rate, 11/1/33		265,381
309,494	Pool #1B1664, Variable Rate, 4/1/34		310,198
286,684	Pool #780833, Variable Rate, 9/1/33		284,131
202,116	Pool #781082, Variable Rate, 12/1/33		199,686
594,440	Pool #781292, Variable Rate, 3/1/34		599,257
307,649	Pool #781492, Variable Rate, 4/1/34		303,491
497,573	Pool #781640, Variable Rate, 6/1/34		483,626
1,824,991	Pool #781751, Variable Rate, 7/1/34		1,777,603
333,549	Pool #782908, Variable Rate, 12/1/34		332,542
342,818	Pool #847248, Variable Rate, 3/1/34		342,426
1,572,488	Pool #847290, Variable Rate, 6/1/34		1,547,884
2,467,776	Pool #847309, Variable Rate#, 6/1/34^		2,428,588
348,092	Pool #847593, Variable Rate, 4/1/35		345,589
1,132,564	Pool #847706, Variable Rate, 1/1/35		1,135,859
			10,356,261
	Federal National Mortgage Association	7.97%
25,000,000	3.63%, 8/15/11		26,514,049
25,000,000	2.88%, 10/12/10		25,797,675
10,520	Pool #345856, Variable Rate, 8/1/36		10,427
32,633	Pool #545318, Variable Rate, 11/1/38		32,526

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

Shares, Principal
Amount, or
Number of
Contracts			Value
85,720	Pool #545980, Variable Rate, 6/1/32		$85,390
77,771	Pool #555369, Variable Rate, 8/1/36		76,691
575,745	Pool #555712, Variable Rate, 8/1/33		569,022
73,872	Pool #606864, Variable Rate, 10/1/31		73,372
702,229	Pool #688952, Variable Rate, 4/1/33		703,650
290,504	Pool #735248, Variable Rate, 2/1/35		287,301
367,313	Pool #735476, Variable Rate, 5/1/38		361,987
172,284	Pool #735625, Variable Rate, 1/1/34		171,731
187,653	Pool #735695, Variable Rate, 7/1/34		186,300
424,588	Pool #735967, Variable Rate, 3/1/38		418,062
544,416	Pool #745383, Variable Rate, 12/1/35		549,931
343,177	Pool #745686, Variable Rate, 12/1/35		345,510
416,388	Pool #779722, Variable Rate, 7/1/34		418,246
			56,601,870
	U.S. Treasury Bill	0.01%
100,000	United States Treasury Bill, 1.84%, 1/29/09^		99,998

	U.S. Treasury Note	0.14%
1,000,000	United States Treasury Note 3.13%, 11/30/09^		1,025,118

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $66,053,260)		68,083,247

	COMMON STOCK	0.02%
	BANKS	0.00%
400	National City Corp.		724

	LEISURE TIME	0.02%
10,400	Harley-Davidson, Inc.		176,488

	TOTAL COMMON STOCK
	(Cost $261,405)		177,212

	CONVERTIBLE PREFERRED STOCK	4.41%
210,000	American International Group, Inc.		1,785,000
14,400	Bank of America Corp.		9,360,000
62,500	Fifth Third Bancorp		5,067,500
159,916	Ford Motor Co. Capital Trust II		1,444,041
218,250	Freeport-McMoran Copper & Gold, Inc.		10,355,963
176,300	General Motors Corp.		1,454,475
85,000	Legg Mason, Inc.		1,870,000

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $43,407,640)		31,336,979

	DEMAND DEPOSIT	8.10%
57,554,251	UMB Money Market Fiduciary 2.05%		57,554,251

	TOTAL DEMAND DEPOSIT
	(Cost $57,554,251)		57,554,251

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)
Shares, Principal
Amount, or
Number of
Contracts			Value
	CALL OPTIONS	0.03%
1,600	Citigroup, Inc., Exercise Price: $10,
	Expiration Date: January, 2010		$ 203,200

75	Landry's Restaurants, Inc., Exercise Price: $20.00,
	Expiration Date: January, 2009		375

	TOTAL CALL OPTIONS
	(Cost $254,014)		203,575

	PUT OPTIONS	0.15%
11	Boston Private Financial Holdings, Inc., Exercise Price: $10,
	Expiration Date: January, 2010		5,115
979	Conseco, Inc., Exercise Price: $2.50,
	Expiration Date: January, 2010		112,585
467	Conseco, Inc., Exercise Price: $2.50,
	Expiration Date: March, 2009		24,284
2,718	Conseco, Inc., Exercise Price: $5,
	Expiration Date: January, 2010		725,706
1,285	YRC Worldwide, Inc., Exercise Price: $2.50,
	Expiration Date: January, 2010		160,625
35	YRC Worldwide, Inc., Exercise Price: $2.50,
	Expiration Date: January, 2011		5,530

	TOTAL PUT OPTIONS
	(Cost $738,808)		1,033,845

	TOTAL INVESTMENTS	96.46%
	(Cost $701,804,823)		$ 685,543,417
	Other Assets less Liabilities	3.54%	25,123,874
	Net Assets	100.00	$ 710,667,291

* Non-income producing security.
^ Collateral held in escrow to cover short sales.
Percentages are stated as a percent of net assets.
See notes to Schedule of Investments.

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

	SECURITIES SOLD SHORT	(31.37%)

Shares	COMMON STOCK	(5.66%)	Value

	AGRICULTURE	(0.00%)
(180)	Bunge Ltd.		($9,319)

	BANKS	(0.47%)
(402,117)	Fifth Third Bancorp		(3,321,486)

	BIOTECHNOLOGY	(0.89%)
(45,000)	Amgen, Inc.*		(2,598,750)
(159,740)	Life Technologies Corp.*		(3,723,539)
			(6,322,289)
	COMMERCIAL SERVICES	(0.01%)
(1,750)	Chemed Corp.		(69,597)

	COMPUTERS	(0.04%)
(31,036)	SanDisk Corp.*		(297,946)

	DIVERSIFIED FINANCIAL SERVICES	(0.21%)
(68,000)	Legg Mason, Inc.		(1,489,880)

	FOOD	(0.22%)
(175,060)	Tyson Foods, Inc.		(1,533,526)

	HEALTHCARE-PRODUCTS	(0.03%)
(15,533)	Hologic, Inc.*		(203,016)

	INSURANCE	(0.07%)
(314,380)	American International Group, Inc.		(493,577)

	MINING	(0.89%)
(260,208)	Freeport-McMoRan Copper & Gold, Inc.		(6,359,484)

	OIL & GAS	(0.11%)
(64,924)	Nabors Industries Ltd.*		(777,140)

	PHARMACEUTICALS	(0.01%)
(7,600)	Medarex, Inc.*		(42,408)

	REAL ESTATE INVESTMENT TRUSTS	(0.30%)
(57,300)	Lexington Realty Trust		(286,500)
(11,267)	National Retail Properties, Inc.		(193,680)
(41,266)	UDR, Inc.		(569,058)
(18,376)	Vornado Realty Trust		(1,108,992)
			(2,158,230)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

Shares			Value
	RETAIL	(1.01%)
(80,610)	Best Buy Co., Inc.		($2,265,947)
(411,400)	RadioShack Corp.		(4,912,116)
			(7,178,063)
	SEMICONDUCTORS	(0.60%)
(1,265,388)	ON Semiconductor Corp.*		(4,302,319)

	SOFTWARE	(0.67%)
(346,310)	Informatica Corp.*		(4,754,836)

	TELECOMMUNICATIONS	(0.13%)
(32,180)	NII Holdings, Inc.*		(585,032)
(41,308)	tw telecom, Inc.*		(349,879)
			(934,911)
	TOTAL COMMON STOCK
	(Proceeds $50,794,603)		(40,248,027)
Principal
Amount
	U.S. GOVERNMENT AGENCIES	(25.66%)
	U.S. Treasury Note
(3,500,000)	2.50%, 03/31/13		(3,709,727)
(3,300,000)	3.50%, 05/31/13		(3,615,566)
(33,500,000)	3.38%, 06/30/13		(36,535,971)
(18,000,000)	3.38%, 07/31/13		(19,666,422)
(10,000,000)	3.13%, 09/30/13		(10,792,970)
(17,300,000)	3.50%, 02/15/18		(19,154,352)
(24,000,000)	3.88%, 05/15/18		(27,375,024)
(26,900,000)	4.00%, 08/15/18		(31,071,625)
(3,750,000)	3.75%, 11/15/18		(4,246,286)
(19,200,000)	4.50%, 05/15/38		(26,211,015)
	TOTAL U.S. GOVERNMENT AGENCIES		(182,378,958)
	(Proceeds $163,701,401)

Contracts			Value
	CALL OPTIONS	(0.00%)
(500)	Caterpillar, Inc., Exercise Price: $50,
	Expiration Date: January, 2009		(7,000)
(500)	Harley-Davidson, Inc., Exercise Price: $30,
	Expiration Date: January, 2009		(2,500)
	TOTAL CALL OPTIONS		(9,500)
	(Proceeds $405,828)

	PUT OPTIONS	(0.05%)
(500)	Caterpillar, Inc., Exercise Price: $45,
	Expiration Date: January, 2009		(102,500)
(176)	Harley-Davidson, Inc., Exercise Price: $30,
	Expiration Date: January, 2009		(227,920)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

TOTAL PUT OPTIONS	($330,420)
(Proceeds $380,093)

TOTAL SECURITIES SOLD SHORT	($222,966,905)
(Proceeds $215,281,925)

* Non-income producing security.
Percentages are stated as a percent of net assets.
See notes to Schedule of Investments

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

SWAP CONTRACTS
Interest Rate Swaps

							Unrealized
		Notional	Pay/Receive	Fixed	Expiration	Premium	Appreciation/
Counterparty	Floating Rate Index	Amount	Fixed Rate (a)	Rate	Date	Paid	(Depreciation)
Citibank, N.A.	3 month LIBOR	1,500,000	Pay	4.85%	12/01/2010	-	($98,753)
Bear Stearns	3 month LIBOR	5,000,000	Pay	5.14	09/26/2016	-	(987,879)
Merrill Lynch	3 month LIBOR	8,000,000	Pay	5.58	06/08/2017	-	(1,917,654)
TOTAL Interest Rate Swaps						-	($3,004,286)
Credit Default Swaps

							Unrealized
		Notional	Pay/Receive	Fixed	Expiration	Premium	Appreciation/
Counterparty	Reference Entity	Amount	Fixed Rate (a)	Rate	Date	Paid	(Depreciation)
Goldman Sachs	Advanced Micro Devices, Inc.
	7.75%, 11/1/12	500,000	Receive	6.40%	09/20/2012	-	(232,054)
Goldman Sachs	ArvinMeritor, Inc.
	8.13%, 9/15/15	4,200,000	Pay	8.00	03/20/2013	-	976,318
Merrill Lynch	Centex Corp.
	5.25%, 6/15/15	500,000	Pay	1.14	06/20/2012	-	49,963
Goldman Sachs	Centex Corp.
	5.25%, 6/15/15	5,000,000	Pay	4.21	03/20/2013	-	25,403
Goldman Sachs	Chesapeake Energy Corp.
	6.88%, 1/15/16	400,000	Receive	1.19	09/20/2012	-	(81,781)
Goldman Sachs	Computer Sciences Corp.
	7.38%, 6/15/11	700,000	Pay	0.63	06/20/2012	-	7,524
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	06/20/2013	($400,000)	(76,005)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	06/20/2012	-	(223,663)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	06/20/2013	(290,000)	(186,005)
Goldman Sachs	Dow Jones CDX NA
	High Yield Series 10 Index	12,250,000	Pay	5.00	06/20/2013	810,469	1,090,561
Goldman Sachs	Dow Jones CDX NA
	Investment Grade Series 8 Index	2,440,000	Receive	0.35	06/20/2012	(35,263)	(112,339)
Goldman Sachs	Expedia, Inc.
	7.46%, 8/15/18	400,000	Pay	1.68	09/20/2012	-	57,439
Merrill Lynch	General Electric Capital Corp.
	6.00%, 6/15/12	8,800,000	Receive	5.00	09/20/2013	-	439,321
Merrill Lynch	Genworth Financial, Inc.
	5.75%, 6/15/14	4,200,000	Receive	2.75	03/20/2013	-	(2,111,210)
Merrill Lynch	Goldman Sachs Group, Inc.
	6.60%, 1/15/12	8,800,000	Receive	5.10	09/20/2013	-	785,987
Goldman Sachs	iStar financial, Inc.
	6.00%, 12/15/10	4,500,000	Pay	5.50	03/20/2013	-	2,663,452
Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,500,000	Pay	5.05	06/20/2013	-	2,696,189
Goldman Sachs	Jetblue Airways Corp.
	3.75%, 3/15/35	2,640,000	Pay	6.75	12/20/2012	-	985,882

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
December 31, 2008 (unaudited)

 Credit Default Swaps (continued)

							Unrealized
		Notional	Pay/Receive	Fixed	Expiration	Premium	Appreciation/
Counterparty	Reference Entity	Amount	Fixed Rate (a)	Rate	Date	Paid	(Depreciation)
Goldman Sachs	Limited Brands, Inc.
	6.13%, 12/1/12	4,150,000	Pay	3.38	06/20/2013	-	$337,878
Goldman Sachs	Limited Brands, Inc.
	6.13%, 12/1/12	4,700,000	Pay	2.55	06/20/2013	-	519,706
Goldman Sachs	Macy's, Inc.
	6.63%, 4/1/11	1,700,000	Pay	2.70	03/20/2013	-	239,768
Goldman Sachs	Metlife, Inc.
	5.00%, 6/15/15	4,200,000	Pay	2.00	03/20/2013	-	449,276
Goldman Sachs	Nabors Industries, Inc.
	0.00%, 2/5/21	1,000,000	Pay	0.47	09/20/2012	-	125,263
Goldman Sachs	Nordstrom, Inc.
	6.95%, 3/15/28	4,500,000	Pay	0.94	03/20/2013	-	719,824
Goldman Sachs	Nortel Networks Corp.
	4.25%, 9/1/28	3,000,000	Receive	4.60	12/20/2012	-	(2,223,667)
Merrill Lynch	Oneok, Inc.
	7.125%, 4/15/11	4,250,000	Pay	1.30	09/20/2013	-	276,675
Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	2,400,000	Pay	1.67	09/20/2012	-	26,249
Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	9,000,000	Pay	2.27	09/20/2013	-	(82,994)
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	500,000	Receive	2.35	09/20/2012	-	(138,121)
Goldman Sachs	Standard Pacific Corp.
	7.00%, 8/15/15	4,150,000	Receive	6.70	09/20/2013	-	(872,143)
Goldman Sachs	Tyson Foods, Inc.
	7.35%, 4/1/16	6,300,000	Pay	3.05	09/20/2013	-	323,730
Goldman Sachs	UDR, Inc.
	7.25%, 1/15/07	2,500,000	Pay	2.83	09/20/2013	-	436,217
Goldman Sachs	Unisys Corp.
	8.50%, 10/15/15	4,350,000	Pay	7.45	09/20/2013	-	1,968,965
Goldman Sachs	Vornando Realty L.P
	4.75%, 12/1/10	5,800,000	Pay	1.50	06/20/2013	-	1,191,421
TOTAL Credit Default Swaps						85,206	10,053,029
(a) If Active Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Active Income Fund is receiving a fixed rate, Active Income Fund acts as guarantor of the variable instrument.

TOTAL Swap Contracts						$85,206	$7,048,743

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
December 31, 2008
(Unaudited)

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the “Funds”).

2.     Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses.  Actual results may differ from those estimates.

(a) Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation.  Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities, excluding convertible bonds in the Active Income Fund, for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on.  Convertible bonds in the Active Income Fund for which no sale was reported are valued at bid prices.  Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service.  Except for convertible bonds held in the Active Income Fund, when in the judgment of a pricing service prices are available, these investments are valued at the mean of the quoted bid and ask prices.  With respect to convertible bonds held in the Active Income Fund, when in the judgment of a pricing service prices are available, convertible bonds are valued at bid prices.  Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b) Swap Contracts – The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Active Income Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of December 31, 2008, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Securities Lending - The Micro Cap Fund may engage in securities lending.  The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities.  During the term of the loan, the Micro Cap Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports.  The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports.  The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Micro Cap Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Micro Cap Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of December 31, 2008, the market value of securities loaned by the Micro Cap Fund was $6,320,975 and the value on related collateral due to broker by the Micro Cap Fund was $7,151,666 .

(d) Options Contracts—The Active Income Fund may write covered call and put options on futures, swaps, securities or currencies the Active Income Fund owns or in which it may invest. Writing put options tends to increase the Active Income Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Active Income Fund’s exposure to the underlying instrument. When the Active Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Active Income Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Active Income Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended December 31, 2008, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at September 30, 2008	-	$ -
Options written	2,000	948,325
Options closed	(324)	(162,404)
Options expired	-	-
Options outstanding at December 31, 2008	1,676	$785,921

The Active Income Fund may also purchase put and call options. Purchasing call options tends to increase the Active Income Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Active Income Fund’s exposure to the underlying instrument. The Active Income Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of December 31, 2008, the Active Income Fund had outstanding options as listed on the Schedule of Investments.

(f)  Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

In conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Active Income Fund may be required to maintain collateral in various forms. At December 31, 2008 such collateral is denoted in the Active Income Fund’s Schedule of Investments.

(g) In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Funds commenced complying with SFAS No. 157 in fiscal year 2009.  SFAS No. 157 establishes a hierarchy that prioritizes the various inputs used in determining the value of the Funds’ investments.  The three broad levels of the hierarchy are described below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Active Income Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices:
Long Positions	$92,481,851	$—
Short positions	222,966,905	—

Level 2 – Other Significant Observable Inputs:
Long Positions	593,061,566	7,048,743
Short Positions	—	—

Level 3 – Significant Unobservable Inputs:
Long Positions	—	—
Short Positions	—	—

Total:
Long Positions	$685,543,417	$7,048,743
Short Positions	222,966,905	—

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Micro Cap Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investment in Securities
Level 1 – Quoted Prices:
Long Positions	$37,556,170
Short positions	—

Level 2 – Other Significant Observable Inputs:
Long Positions	—
Short Positions	—

Level 3 – Significant Unobservable Inputs:
Long Positions	79,500
Short Positions	—

Total:
Long Positions	$37,635,670
Short Positions	—

3.  Federal Tax Information

At December 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Micro Cap	Active
	Fund	Income Fund

Cost of Investments	$85,247,677	$685,543,417

Gross Unrealized Appreciation	$1,933,182	$—
Gross Unrealized Depreciation	(42,393,523)	—

Net Unrealized Appreciation on Investments	$(40,460,341)	$—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In July 2006, the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48 in fiscal 2008. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of December 31, 2008. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in 2008. At December 31, 2008, the fiscal years 2005 through 2008 remain open to examination in the Funds’ major tax jurisdictions.

4.  New Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The Statement is effective for fiscal years and interim periods beginning after November 15, 2008 and may require enhanced disclosures about the Funds’ derivative and hedging activities.  Management is currently evaluating the impact the adoption of the Statement may have on the Funds’ financial statement disclosures.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:     February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:     February 26, 2009

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:     February 26, 2009